Cryptocurrencies - Summary of additional information about cryptocurrencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Proceeds from sale of cryptocurrencies			$ (6,025,000)	$ (4,049,000)	$ (9,943,000)	$ (26,871,000)
Unrealized gain on fair value of cryptocurrency, net	$ (63,000)	$ 0	46,000	0
Realized gain on sale of cryptocurrencies and consideration paid	(50,000)	110,000	12,000	229,000	351,000	3,998,000
Impairment of cryptocurrencies	0	97,000	0	144,000	285,000	6,026,000
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance			142,000	51,000	51,000	15,050,000
Cumulative effect of change in accounting principle			3,000	0
Cryptocurrencies received from mining			5,475,000	3,644,000	9,137,000	13,496,000
Mining services revenue			458,000	529,000	844,000	884,000
Mining pool operating fees			(15,000)	0	(13,000)	(19,000)
Consideration paid related to operation agreement					0	(461,000)
Proceeds from sale of cryptocurrencies			(6,025,000)	(4,049,000)	(9,943,000)	(26,871,000)
Unrealized gain on fair value of cryptocurrency, net			46,000	0
Realized gain on sale of cryptocurrencies and consideration paid			12,000	229,000	351,000	3,998,000
Impairment of cryptocurrencies			0	(144,000)	(285,000)	(6,026,000)
Ending balance	$ 96,000	$ 260,000	96,000	260,000	$ 142,000	$ 51,000
Number of bitcoin held			1,570	8,850
Average cost basis - per bitcoin			61,454,000	27,540,000
Fair value - per bitcoin			63,364,000	28,010,000
Cost basis of bitcoin			96,000	260,000
Fair value of bitcoin			$ 99,000	$ 263,000